AOCI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss) Tax Provision (Benefit)	$ (225)
Other comprehensive income before reclassifications, tax	(91)
Amount of gain (loss) reclassified from accumulated other comprehensive income, tax	0
Net current period other comprehensive income, tax	(91)
Accumulated Other Comprehensive Income (Loss), Net of Tax	856
Other comprehensive income before reclassifications, net of tax	295
Amount of gain (loss( reclassified form accumulated other comprehensive income, net of tax	(5)
Net current period other comprehensive income, net of tax	300
Accumulated Other Comprehensive Income (Loss) Tax (Expense) Benefit	(316)
Accumulated Other Comprehensive Income (Loss), Net of Tax	1,156
Unrealized Gains (Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), before Tax	(55)
Other comprehensive income before reclassifications	(65)
Amount of gain (loss) reclassified from accumulated other comprehensive income	(14)
Net current period comprehensive income	(51)
Accumulated Other Comprehensive Income (Loss), before Tax	(106)
Unrealized Gains on Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), before Tax	687
Other comprehensive income before reclassifications	243
Amount of gain (loss) reclassified from accumulated other comprehensive income	9
Net current period comprehensive income	234
Accumulated Other Comprehensive Income (Loss), before Tax	921
Foreign Currency Translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), before Tax	449
Other comprehensive income before reclassifications	208
Amount of gain (loss) reclassified from accumulated other comprehensive income	0
Net current period comprehensive income	208
Accumulated Other Comprehensive Income (Loss), before Tax	$ 657